Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Revenues	$ 59,740,871	¥ 389,809,179	¥ 790,760,152	¥ 1,326,067,405
Cost of revenues	(31,514,897)	(205,634,704)	(481,746,067)	(684,558,659)
Selling expenses	(13,012,001)	(84,903,304)	(206,777,405)	(303,170,575)
General and administrative expenses	(23,548,030)	(153,650,898)	(265,527,496)	(274,782,664)
Interest income	791,179	5,162,441	6,136,600	3,990,096
Loss before taxes and loss from equity in subsidiaries and VIEs	(5,243,702)	(34,215,163)	(114,501,212)	(151,455,777)
Loss from equity in subsidiaries and VIEs	(247,166)	(1,612,759)	(5,015,063)	(113,486,155)
Net loss	(5,612,941)	(36,624,446)	(172,460,914)	(394,797,299)
Other comprehensive income (loss)	(2,466,150)	(16,091,629)	(3,245,903)	12,501,586
Parent Company
Condensed Statements of Operations and Comprehensive Income
Revenues	315,480	2,058,504	2,051,459
Cost of revenues				(187,196)
Selling expenses	(37,358)	(243,758)	(7,225,289)	(3,418,127)
General and administrative expenses	(2,448,898)	(15,979,061)	(14,615,621)	(24,195,705)
Other income (loss)	202,475	1,321,148	(2,938,226)	2,345,741
Interest income				1,502
Loss before taxes and loss from equity in subsidiaries and VIEs	(1,968,301)	(12,843,167)	(22,727,677)	(25,453,785)
Loss from equity in subsidiaries and VIEs	(2,839,000)	(18,524,481)	(141,958,398)	(362,290,233)
Net loss	(4,807,301)	(31,367,648)	(164,686,075)	(387,744,018)
Other comprehensive income (loss)	(2,484,672)	(16,212,483)	(3,272,053)	12,382,963
Comprehensive loss attributable to ordinary shareholders	$ (7,291,973)	¥ (47,580,131)	¥ (167,958,128)	¥ (375,361,055)